ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)	Attributable to Limited Partners

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2018	$667	$(1,336)	$95	$(96)	$(33)	$(18)	$930	$209
Other comprehensive income (loss)	240	(8)	(71)	14	33	—	38	246
Other items(5),(6)	(8)	20	6	—	—	—	—	18
Balance at December 31, 2019	$899	$(1,324)	$30	$(82)	$—	$(18)	$968	$473
Other comprehensive income (loss)	175	(287)	7	68	39	(18)	5	(11)
Issuance of BIPC exchangeable shares(1)	—	18	—	—	—	—	—	18
Other items(2),(3),(4)	(59)	31	—	—	—	—	—	(28)
Balance at December 31, 2020	$1,015	$(1,562)	$37	$(14)	$39	$(36)	$973	$452

(b)Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2018	$5	$(9)	$2	$—	$—	$—	$5	$3
Other comprehensive income	1	—	—	—	—	—	—	1
Balance at December 31, 2019	$6	$(9)	$2	$—	$—	$—	$5	$4
Other comprehensive income (loss)	1	(3)	—	1	—	—	—	(1)
Balance at December 31, 2020	$7	$(12)	$2	$1	$—	$—	$5	$3
(c)Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2018	$296	$(552)	$40	$(43)	$(16)	$(4)	$391	$112
Other comprehensive income (loss)	99	(3)	(29)	6	14	—	16	103
Other items(5),(6)	(4)	9	3	—	—	—	—	8
Balance at December 31, 2019	$391	$(546)	$14	$(37)	$(2)	$(4)	$407	$223
Other comprehensive income (loss)	72	(119)	3	28	15	(8)	2	(7)
Issuance of BIPC exchangeable shares(1)	—	5	—	—	—	—	—	5
Other items(2),(3),(4)	(25)	13	—	—	—	—	—	(12)
Balance at December 31, 2020	$438	$(647)	$17	$(9)	$13	$(12)	$409	$209
(d) Attributable to Non-controlling interest—BIPC exchangeable shares

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2019	$—	$—	$—	$—	$—	$—	$—	$—
Other comprehensive income (loss)	29	51	(6)	22	5	(3)	(11)	87
Issuance of BIPC exchangeable shares(1)	—	(23)	—	—	—	—	—	(23)
Other items(4)	(2)	—	—	—	—	—	—	(2)
Balance at December 31, 2020	$27	$28	$(6)	$22	$5	$(3)	$(11)	$62
(e) Attributable to Non-controlling interest—Exchange LP Units

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2018	$2	$1	$—	$(1)	$—	$—	$2	$4
Other comprehensive income	1	—	—	—	—	—	—	1
Balance at December 31, 2019	$3	$1	$—	$(1)	$—	$—	$2	$5
Other comprehensive income (loss)	1	(2)	—	1	—	—	—	—
Other items	—	—	—	—	—	—	—	—
Balance at December 31, 2020	$4	$(1)	$—	$—	$—	$—	$2	$5

(1)In relation to the special distribution of BIPC, $23 million of accumulated other comprehensive income was reallocated to BIPC exchangeable shares. Refer to Note 1, Organization and Description of the Business, for further details.
(2)In relation to the partial disposition of a further 33% interest in our Chilean toll road business, $44 million of accumulated other comprehensive loss was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Refer to Note 5, Disposition of Businesses, for further details.
(3)In relation to the disposition of a 17% interest in our Colombian regulated distribution operation, $61 million (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 5, Disposition of Businesses, for further details.
(4)In relation to the disposition of a 11% interest in our Texas electricity transmission operation, $25 million (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 13, Investments in Associates and Joint Ventures, for further details.
(5)In relation to the initial partial disposition of a 33% interest in our Chilean toll road business, $38 million of accumulated other comprehensive loss, was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital.
(6)In relation to the sale of our Australian district energy business, $12 million of revaluation surplus previously recognized within accumulated other comprehensive income was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Refer to Note 5, Disposition of Businesses, for further details.